UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Allston Trading LLC
Address: 440 S LaSalle St Suite 1200
         Chicago IL 60605

13F File Number: 28-13647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Greg O'Connor
Title: CCO
Phone: 312-663-7150

Signature, Place,            and Date of Signing:
Greg O'Connor   CHICAGO, ILLINOIS November 14, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 16
Form 13F Information Table Value Total: $17,646

List of Other Included Managers:

NONE
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
    FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

APPLE INC                      COM              037833100     2039     3055 SH       SOLE                        0        0     3055
APPLE INC                      COM              037833100        4      418 SH  CALL SOLE                        0        0        0
APPLE INC                      COM              037833100        6      539 SH  PUT  SOLE                        0        0      539
BANK OF AMERICA CORPORATION    COM              060505104     1455   164804 SH       SOLE                        0        0   164804
BANK OF AMERICA CORPORATION    COM              060505104        0     1094 SH  CALL SOLE                        0        0        0
BANK OF AMERICA CORPORATION    COM              060505104        1     1999 SH  PUT  SOLE                        0        0     1999
DIREXION SHS ETF TR            DLY SMCAP BULL3X 25459W847      695    11261 SH       SOLE                        0        0    11261
GOOGLE INC                     CL A             38259P508      419      555 SH       SOLE                        0        0      555
GOOGLE INC                     CL A             38259P508        8      312 SH  CALL SOLE                        0        0        0
GOOGLE INC                     CL A             38259P508        6      384 SH  PUT  SOLE                        0        0      384
PROSHARES TR                   PSHS ULTSHRT QQQ 74347X237     1305    47346 SH       SOLE                        0        0    47346
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      690     9943 SH       SOLE                        0        0     9943
SPDR S&P 500 ETF TR            TR UNIT          78462F103    10461    72574 SH       SOLE                        0        0    72574
SPDR S&P 500 ETF TR            TR UNIT          78462F103        4     3676 SH  CALL SOLE                        0        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103        5     5242 SH  PUT  SOLE                        0        0     5242
UNILEVER PLC                   SPON ADR NEW     904767704      548    15000 SH       SOLE                        0        0    15000